Share-Based Payment Plans - Reconciliation of outstanding share options or awards (Detail)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2021 BasisPoints
Long term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at Jan. 1, 2021		2,154,048
Granted during the period		0
Settled during the period		(185,668)
Forfeited during the period		(111,521)
Outstanding at Dec. 31, 2021		1,856,859
Exercisable at Dec. 31, 2021		0
Performance Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at Jan. 1, 2021		0
Granted during the period		204,134
Settled during the period		(41,624)
Forfeited during the period		0
Outstanding at Dec. 31, 2021		162,510
Exercisable at Dec. 31, 2021		0
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at Jan. 1, 2021		0
Granted during the period		372,973
Settled during the period		(41,623)
Forfeited during the period		(1,145)
Outstanding at Dec. 31, 2021		330,205
Exercisable at Dec. 31, 2021		0
Phantom Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at Jan. 1, 2021		30,383
Granted during the period	30,383	0
Settled during the period		0
Forfeited during the period		0
Outstanding at Dec. 31, 2021		30,383
Exercisable at Dec. 31, 2021		0
Matching Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at Jan. 1, 2021		0
Granted during the period		36,426
Settled during the period		0
Forfeited during the period		(386)
Outstanding at Dec. 31, 2021		36,040
Exercisable at Dec. 31, 2021		0